Other Reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Reserves
NOTE 18: OTHER RESERVES

(€’000)	Share based payment reserve	Other equity reserve from conversion of convertible loan in 2013	Currency Translation Difference	Total
Balance as at January 1, 2019	10 246	16 631	(1 211)	25 667

Vested share-based payments	2 775			2 775
Currency Translation differences subsidiaries			(261)	(261)

Balance as at December 31, 2019	13 021	16 631	(1 472)	28 181

Vested share-based payments	2 782			2 782
Currency Translation differences subsidiaries			(5)	(5)

Balance as at December 31, 2020	15 803	16 631	(1 476)	30 958

The amount of €16,631k has been accounted for as other reserves following the conversion of the loans E, F, G and H on May 31, 2013, as a legacy IFRS adjustment on fully settled contribution-in-kind convertible loans.